Stock Plans (Details 2) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Goods and Nonemployee Services Transaction [Line Items]
Weighted-average risk-free interest rate	1.70%		1.00%		2.00%		0.80%		0.92%		0.91%		2.30%
Expected dividend payments	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Expected holding period (years)	4 years 2 months 12 days	[1]	3 years 10 months 24 days	[1]	6 years 6 months	[1]	4 years 2 months 12 days	[1]	3 years 10 months 24 days	[2]	5 years 1 month 6 days	[2]	5 years 4 months 24 days	[2]
Weighted-average volatility factor	1.67	[3]	1.56	[3]	1.66	[3]	1.70	[3]	1.38	[3]	1.75	[3]	1.71	[3]
Estimated forfeiture rates for options granted to management	31.00%	[4]	32.00%	[4]	31.00%	[4]	32.00%	[4]	23.00%	[4]	23.00%	[4]	23.00%	[4]
Estimated forfeiture rates for options granted to non-management									41.00%	[4]	41.00%	[4]	41.00%	[4]

[1]	Expected holding periods are based on the simplified method provided in Staff Accounting Bulletin No. 107 for “plain vanilla options.”
[2]	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.
[3]	Weighted average volatility is based on the historical volatility of our common stock.
[4]	Estimated forfeiture rates are based on historical data.